Subsequent and relevant events	12 Months Ended
Dec. 31, 2024
Subsequent and relevant events
Subsequent and relevant events

35.Subsequent and relevant events

●Decision adopted by the Southern District Court of New York related to an arbitration award issued in favor of Refinería de Cartagena S.A.S.

On January 16, 2025, Ecopetrol reported that the Southern District Court of New York denied the request filed by Chicago Bridge & Iron Company N.V., CB&I UK Limited to annul the arbitration award dated June 2, 2023. With this judicial ruling and with the decision of the Netherlands Court on March 21, 2024, regarding the approval of the alternative financial restructuring plan of Chicago Bridge & Iron Company N.V., Refinería de Cartagena manages to consolidate the defense of its interests and those of the Nation, marking the end of a long legal process.

●Ecopetrol and OXY agree to extend the development plan in the Midland area of the Permian basin

On February 3, 2025, Ecopetrol S.A. reported that its subsidiary Ecopetrol Permian LLC and Occidental Petroleum Corp reached an agreement for the extension of the development plan of Rodeo Midland Basin LLC, in the Permian basin, in Texas, United States, within the contract signed since July 2019.

●Application of Decree 0175 of February 14, 2025 – State of Internal Unrest

The National Government, protected by the state of internal unrest decreed in the Catatumbo Region, issued Decree No. 0175 on February 14, 2025, which includes the following tax measures:

1.	Special tax for Catatumbo: this tax taxes, with a rate of 1% (i) the first sale within or from the national territory of hydrocarbons (tariff item: 27.09) and (ii) the export of crude oil.
2.	Stamp tax: The stamp tax rate has been updated to 1%.
3.	The decree will be in force between February 22 and December 31, 2025.
●	Requirements related to VAT by the National Tax Authority of Colombia

Refinería de Cartagena and Ecopetrol S.A. received customs requirements REA 211, REA 264 and REA 289, respectively, from the National Tax Authority of Colombia (DIAN) in 2025. The National Tax Authority of Colombia (DIAN) proposed an official corrective liquidation and a penalty on certain gasoline import filings for the period of 2022 to 2024, due to the failure to pay VAT on these filings. Refinería de Cartagena and Ecopetrol consider that their fillings were prepared in accordance with current customs legislation and are preparing their response to the requirements indicated by the National Tax Authority of Colombia (DIAN).

●	Fuel Price stabilization fund

On March 28, 2025, the Ministry of Finance and Public Credit paid $2,229,051 in National Government Treasury Bonds (TES) and cash to Ecopetrol Business Group as follows: i) payments to Ecopetrol for $1,727,183 and ii) payments to Reficar for $501,868. These payments correspond to the settlements of the first quarters of 2024.

●	Shareholders’ General Assembly in Ecopetrol S.A.

The Ecopetrol Shareholders General Assembly was held on March 28, 2025, and the following matters were discussed and approved, among others:

o

The plan for distribution of the Company’s profits, which establishes the distribution of an ordinary dividend per share of COP 214, as follows: payment of dividends to minority shareholders to be made in two equal installments on April 4, 2025 and April 29, 2025; and the payment to the majority shareholder will be made in three installments as follows: 1) COP $2,200,000,000,000 on April 4, 2025, 2) COP $2,300,000,000,000 on April 29, 2025, and 3) COP $3,286,344,378,880 on June 27, 2025.

o	The establishment of a special reserve of COP $16,635,492,094,077 to support Ecopetrol S.A.’s financial sustainability and flexibility in the execution of its strategy.
o	Election of Deloitte & Touche S.A.S., as the statutory auditor for the 2025 – 2029 period and assignment of its remuneration.
o	Election of Board Members for the 2025 - 2029 period.
o	Approval of amendments to the Internal Regulations of the General Shareholder´s Meeting.
o	Approval of amendments to the succession policy for the members of the Board of Directors.
●	Temporal reduction in the conversion cost of Ecopetrol´s ADR

On January 15, 2025, Ecopetrol reached an agreement with JPMorgan Chase Bank N.A., the depositary bank of its American Depositary Receipts (ADR) program, to reduce 50% of the conversion cost for the purchase and sale of ADRs in the United States. The measure is temporary and is expected to be effective until July 10, 2025.

●	Investment framework agreement with AES Colombia & CIA SCA E.S.P.

On April 14, 2025, Ecopetrol S.A. signed an investment framework agreement with AES Colombia & CIA SCA E.S.P. to build 49% of the Jemeiwaa Ka’I wind cluster located in La Guajira, subject to the fulfillment of condition precedents and other legal requirements. Jemeiwaa Ka’I comprises a portfolio of wind projects located in the upper and middle Guajira, in the municipality of Uribia, with an approximate capacity of 1,087 MW, along with a 35 km transmission line.

●	Gato do Mato project in Brazil

Regarding the Gato do Mato project in Brazil, operated by Shell and associated with Total Energies, the project has made steady progress. In 2025 Ecopetrol Óleo e Gás do Brasil Ltda, a subsidiary of the Ecopetrol Group S.A., has already approved the Final Investment Decision (FID). The project completed the basic engineering “Front End Engineering Design” (FEED) for the subsea and floating production facilities, with the expectation of incorporating reserves during 2025.

The declaration of commerciality has already been filed, but the Development Plan is still awaiting approval from the ANP (National Agency of Petroleum, Natural Gas and Biofuels).